Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2017	$ 51,000	$ 145,639,000	$ (121,340,000)	$ (7,000)	$ 24,343,000
Balances (in shares) at Dec. 31, 2017	5,073,669
Grant of restricted stock awards (in shares)	12,331
Forfeiture of restricted stock awards (in shares)	(20,928)
Stock-based compensation		47,000			47,000
Net loss			(15,601,000)		(15,601,000)
Unrealized gain on available-for-sale securities				7,000	7,000
Balances at Sep. 30, 2018	$ 51,000	145,686,000	(136,941,000)		8,796,000
Balances (in shares) at Sep. 30, 2018	5,065,072
Balances at Dec. 31, 2017	$ 51,000	145,639,000	(121,340,000)	$ (7,000)	24,343,000
Balances (in shares) at Dec. 31, 2017	5,073,669
Balances at Dec. 31, 2018	$ 51,000	145,685,000	(138,042,000)		7,694,000
Balances (in shares) at Dec. 31, 2018	5,069,633
Balances at Jun. 30, 2018	$ 51,000	145,678,000	(134,170,000)		11,559,000
Balances (in shares) at Jun. 30, 2018	5,068,547
Forfeiture of restricted stock awards (in shares)	(3,475)
Stock-based compensation		8,000			8,000
Net loss			(2,771,000)		(2,771,000)
Balances at Sep. 30, 2018	$ 51,000	145,686,000	(136,941,000)		8,796,000
Balances (in shares) at Sep. 30, 2018	5,065,072
Balances at Dec. 31, 2018	$ 51,000	145,685,000	(138,042,000)		7,694,000
Balances (in shares) at Dec. 31, 2018	5,069,633
Forfeiture of restricted stock awards		(39,000)			(39,000)
Forfeiture of restricted stock awards (in shares)	(32,714)
Issuance of common stock and conversion of deferred consideration for asset acquisition	$ 5,000	1,457,000			1,462,000
Issuance of common stock and conversion of deferred consideration for asset acquisition (in shares)	516,976
Issuance of common stock in connection with reverse merger	$ 23,000	10,686,000			10,709,000
Issuance of common stock in connection with reverse merger (in shares)	2,389,135
Sale of common stock, net of issuance costs	$ 20,000	9,955,000			9,975,000
Sale of common stock, net of issuance costs (in shares)	1,991,269
Stock-based compensation		3,224,000			3,224,000
Net loss			(14,893,000)		(14,893,000)
Balances at Sep. 30, 2019	$ 99,000	170,968,000	(152,935,000)		18,132,000
Balances (in shares) at Sep. 30, 2019	9,934,299
Balances at Jun. 30, 2019	$ 99,000	168,509,000	(145,980,000)		22,628,000
Balances (in shares) at Jun. 30, 2019	9,958,546
Forfeiture of restricted stock awards		(39,000)			(39,000)
Forfeiture of restricted stock awards (in shares)	(24,247)
Stock-based compensation		2,498,000			2,498,000
Net loss			(6,955,000)		(6,955,000)
Balances at Sep. 30, 2019	$ 99,000	$ 170,968,000	$ (152,935,000)		$ 18,132,000
Balances (in shares) at Sep. 30, 2019	9,934,299